TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 2,967	$ 12,890	$ 3,166
Domestic taxes: Deferred taxes	(147)	(2,149)	(518)
Domestic	2,820	10,741	2,648
Foreign taxes: Current taxes	3,898	5,397	829
Foreign taxes: Deferred taxes	(1,839)	(1,317)	851
Foreign	2,059	4,080	1,680
Taxes on income	$ 4,879	$ 14,821	$ 4,328